Fees Summary	Jul. 03, 2025
Fees Summary [Line Items]
Narrative Disclosure	The maximum aggregate offering price of the securities to which the prospectus relates is $763,000.00. The prospectus is a final prospectus for the related offering.
Final Prospectus	true